Critical accounting estimates and judgements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	$ 226,000	$ 0	$ 216,000
Licenses
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	$ 695,000	$ 2,893,000